Cover Page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-14928
Entity Registrant Name	Santander UK plc
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	2 Triton Square
Entity Address, Address Line Two	Regent’s Place
Entity Address, City or Town	London
Entity Address, Postal Zip Code	NW1 3AN
Entity Address, Country	GB
Title Of 15(d) Security	7.95% Term Subordinated Securities due October 26, 2029
Entity Common Stock, Shares Outstanding	31,051,768,866
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0001087711
Document Accounting Standard	International Financial Reporting Standards
Entity Filer Category	Non-accelerated Filer
Business Contact
Document Information [Line Items]
Contact Personnel Name	Julian Curtis
Entity Address, Address Line One	2 Triton Square
Entity Address, Address Line Two	Regent’s Place
Entity Address, City or Town	London
Entity Address, Postal Zip Code	NW1 3AN
Entity Address, Country	GB
City Area Code	+44
Local Phone Number	20 7756 4272
Contact Personnel Email Address	julian.curtis@santander.co.uk
2.500% Notes due January 5, 2021, issued by Santander UK plc
Document Information [Line Items]
Title of 12(b) Security	2.500% Notes due January 5, 2021, issued by Santander UK plc
Trading Symbol	SAN/21B
Security Exchange Name	NYSE
3.400% Notes due June 1, 2021, issued by Santander UK plc
Document Information [Line Items]
Title of 12(b) Security	3.400% Notes due June 1, 2021, issued by Santander UK plc
Trading Symbol	SAN/21C
Security Exchange Name	NYSE
Floating Rate Notes due June 1, 2021, issued by Santander UK plc
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due June 1, 2021, issued by Santander UK plc
Trading Symbol	SAN/21D
Security Exchange Name	NYSE
3.750% Notes due 2021 due November 15, 2021, issued by Santander UK plc
Document Information [Line Items]
Title of 12(b) Security	3.750% Notes due 2021 due November 15, 2021, issued by Santander UK plc
Trading Symbol	SAN/21F
Security Exchange Name	NYSE
Floating Rate Notes due November 15, 2021, issued by Santander UK plc
Document Information [Line Items]
Title of 12(b) Security	Floating Rate Notes due November 15, 2021, issued by Santander UK plc
Trading Symbol	SAN/21G
Security Exchange Name	NYSE
2.100% Notes due January 13, 2023, issued by Santander UK plc
Document Information [Line Items]
Title of 12(b) Security	2.100% Notes due January 13, 2023, issued by Santander UK plc
Trading Symbol	SAN/23B
Security Exchange Name	NYSE
4.000% Notes due March 13, 2024, issued by Abbey National Treasury Services plc
Document Information [Line Items]
Title of 12(b) Security	4.000% Notes due March 13, 2024, issued by Abbey National Treasury Services plc *
Trading Symbol	SAN/24
Security Exchange Name	NYSE
2.875% Notes due June 18, 2024, issued by Santander UK plc
Document Information [Line Items]
Title of 12(b) Security	2.875% Notes due June 18, 2024, issued by Santander UK plc
Trading Symbol	SAN/24D
Security Exchange Name	NYSE
10 3/8% Non-Cumulative Preference Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	200,000,000
8 5/8% Non-Cumulative Preference Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	125,000,000